Information on market risk and fair value of financial assets and liabilities (telecom activities) - Book value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	€ 3,290	€ 4,803	€ 6,001
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			4,696
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets			277
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	363
Trade receivables [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			5,343
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	6,040	5,645
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets	3,291	4,803	6,001
Equity investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	432	431
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	203	141	133
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	27	642	123
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	2,266	3,206
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			772
Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		382
Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	8,188	7,891	6,112
Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	2,709	2,751
Cash Equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	€ 5,479		2,462
Cash [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			€ 3,651
Cash [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		€ 5,140